UNITED STATES
          SECURITIES AND EXCHANGE COMMISSION
              WASHINGTON D.C. 20549
                      FORM 13F
                 FORM 13F COVER PAGE
Report for the Calendar year or Quarter Ended: September 30, 2008
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):[  ] is a restatement.
                                 [  ] adds new holding entries.

Institutional Investment Manager Filing this Report:
                        Name:            Diversified Investment Strategies, LLC
                        Address:         11939 Bricksome Ave
                                         Baton Rouge, LA 70816
                        13F File Number: 028-12883

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:		James Pope
Title:		Manager/Chief Compliance Officer
Phone:		225-292-0687
Signature,	Place,			and Date of Signing:
James Pope	Baton Rouge, LA		October 29, 2008
Report Type (Check only one.):
	          [X]       13F HOLDINGS REPORT.
                  [ ]       13F NOTICE.
                  [ ]       13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager: NONE

FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:	0
Form 13F Information Table Entry Total:    76
Form 13F Information Table Value Total:   $90,963

List of Other Included Managers: None

       FORM 13F INFORMATION TABLE

					                       VALUE   SHARES/  SH/ PUT/  INVSTMT  OTHER      VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS	CUSIP         (X$1000) PRN/AMT  PRN CALL  DSCRTN   MANAGERS    SOLE   SHARED    NONE
-----------------------------   --------------  --------       ------  ------   --- ----  ------   --------   ------  -------	----
3M CO				COM		88579Y101	  864	 12655	SH	  SOLE					12655
ACM MANAGED DLR INCOME FD	COM		000949107	   68	 13050	SH	  SOLE				  	13050
ADVENT CLAYMORE CV SECS & IN	COM		00764C109         197	 12325	SH	  SOLE					12325
AEGON N V			NY REGISTRY SH	007924103	 1444	169318	SH	  SOLE				       169318
AMERICAN STRATEGIC INCM PTFL	COM		030098107	  459	 48595	SH	  SOLE					48595
AMGEN INC			COM		031162100	  213	  3590	SH	  SOLE					 3590
APOLLO GROUP INC		CL A		037604105	  425	  7165	SH	  SOLE					 7165
BANK OF AMERICA CORPORATION	COM		060505104	 1400	 40005	SH	  SOLE					40005
BLACKROCK GLOBAL FLG INC TR	COM		091941104	 1195	106825	SH	  SOLE				       106825
COCA COLA CO			COM		191216100	  235	  4440	SH	  SOLE					 4440
EAGLE ROCK ENERGY PARTNERS L	UNIT  		26985R104          11	  1000	SH	  SOLE					 1000
EATON VANCE ENHANCED EQ INC	COM		278274105	 1385	104071	SH	  SOLE				       104071
EBAY INC			COM		278642103	  380	 16960	SH	  SOLE					16960
EVERGREEN INCOME ADVANTAGE F	COM SHS		30023Y105          90	 12050	SH	  SOLE					12050
EVERGREEN MULTI SECT INC FUN	COM SHS		30024y104	 2753	222923	SH	  SOLE				       222923
EXPEDITORS INTL WASH INC	COM		302130109	  318	  9125	SH	  SOLE					 9125
EXXON MOBIL CORP		COM		30121G102	29794	383651	SH	  SOLE				       383651
FASTENAL CO			COM		311900104	  817	 16550	SH	  SOLE					16550
FORT DEARBORN INCOME SECS IN	COM		347200107	 1446	111904	SH	  SOLE				       111904
GARMIN LTD			ORD		G37260109         260	  7665	SH	  SOLE					 7665
GENERAL ELECTRIC CO		COM		369604103	 1538	 60300	SH	  SOLE					60300
HARVEST ENERGY TR		TRUST UNIT	41752X101	  449	 26575	SH	  SOLE					26575
HOME DEPOT INC			COM		437076102	 1165	 45017	SH	  SOLE					45017
ING GROEP N V			SPONSORED ADR	456837509	 1177	 98080	SH	  SOLE					98080
INTUIT				COM		461202103	  810	 25625	SH	  SOLE					25625
ISHARES TR			DJ SEL DIV INX	464287168	  532	 10000	SH	  SOLE					10000
ISHARES TR			DJ US INDUSTRL	464287754	  123	  2135	SH	  SOLE					 2135
ISHARES TR			IBOXX INV CPBD	464287242	 2093	 23310	SH	  SOLE					23310
ISHARES TR			LEHMAN AGG BND	464287226	  338	  3425	SH	  SOLE					 3425
ISHARES TR			MSCI EAFE IDX	464287465	   90	  1600	SH	  SOLE					 1600
ISHARES TR			RUSSELL 2000	464287655	   78	  1150	SH	  SOLE					 1150
ISHARES TR			S&P 500 INDEX	464287200	 1243	 10640	SH	  SOLE					10640
ISHARES TR			S&P500 GRW	464287309	 8118	142967	SH	  SOLE				       142967
ISHARES TR			US PFD STK IDX	464288687	  447	 15735	SH	  SOLE					15735
JOHNSON & JOHNSON		COM		478160104	  624	  9005	SH	  SOLE					 9005
LIMITED BRANDS INC		COM		532716107	  173	 10000	SH	  SOLE					10000
LINEAR TECHNOLOGY CORP		COM		535678106	  841	 27425	SH	  SOLE					27425
MBIA CAP CLAYMORE MNG DUR IN	COM		55266X100         115	 11525	SH	  SOLE					11525
MEDTRONIC INC			COM		585055106	  322	  6430	SH	  SOLE					 6430
MFS INTER INCOME TR		SH BEN INT	55273C107	 1235	208919	SH	  SOLE				       208919
MFS MULTIMARKET INCOME TR	SH BEN INT	552737108	  541	108100	SH	  SOLE				       108100
MICROSOFT CORP			COM		594918104	  491	 18410	SH	  SOLE					18410
NEUBERGER BERGMAN INTER MUNI	COM		64124P101         265	 23275	SH	  SOLE					23275
NEUBERGER BERMAN INCOME OPP	COM SHS		64126L108         241	 31115	SH	  SOLE					31115
NUVEEN MULTI STRAT INC GR FD	COM SHS		67073D102        1161	194725	SH	  SOLE				       194725
ORACLE CORP			COM		68389X105         244	 11990	SH	  SOLE					11990
PENN WEST ENERGY TR		TR UNIT		707885109	  487	 20201	SH	  SOLE					20201
PFIZER INC			COM		717081103	  321	 17425	SH	  SOLE					17425
POWERSHARES EFT TRUST		HI YLD EQ DVDN	73935X302	  178	 16150	SH	  SOLE					16150
POWERSHARES QQQ TRUST		UNIT SER 1	73935A104         274	  7040	SH	  SOLE					 7040
QUALCOMM INC			COM		747525103	  850	 19785	SH	  SOLE					19785
RIVUS BOND FUND			COM		769667106	 1152	 82275	SH	  SOLE					82275
ROCKWELL COLLINS INC		COM		774341101	  314	  6525	SH	  SOLE					 6525
SEI INVESTMENTS CO		COM		784117103	  243	 10925	SH	  SOLE					10925
SELECT SECTOR SPDR TR		SBI HEALTHCARE	81369Y209         218	  7260	SH	  SOLE					 7260
SELECT SECTOR SPDR TR		SBI INT-ENERGY	81369Y506         122	  1925	SH	  SOLE					 1925
SELECT SECTOR SPDR TR		SBI INT-INDS	81369Y704          76	  2475	SH	  SOLE					 2475
SELECT SECTOR SPDR TR		SBI INT-TECH	81369Y803         189	  9525	SH	  SOLE					 9525
SELECT SECTOR SPDR TR		SBI MATERIALS	81369Y100         139	  4175	SH	  SOLE					 4175
SPDR TR	UNIT 			SER 1		78462F103	 8240	 71040	SH	  SOLE					71040
STARBUCKS CORP			COM		855244109	  567	 38160	SH	  SOLE					38160
STRYKER CORP			COM		863667101	  804	 12905	SH	  SOLE					12905
VAN KAMPEN BD FD		COM		920955101	 2717	188793	SH	  SOLE				       188793
VANGUARD INDEX FDS		STK MRK ETF	922908769	 5175	 88680	SH	  SOLE					88680
WELLS FARGO & CO NEW		COM		949746101	  473	 12590	SH	  SOLE					12590
WESTERN ASSET HIGH INCM OPP	COM		95766K109         216	 49750	SH	  SOLE				 	49750
